Income tax expense (Tables)	12 Months Ended
Jun. 30, 2023
Income tax expense
Schedule of income tax expense

(in € thousands)	2021	2022	2023
Total current tax income / (expense)	(14,355)	(15,221)	(3,501)
Thereof prior year adjustments	(741)	141	(476)
Thereof other current income tax effects for the period	(13,614)	(15,362)	(3,025)
Total deferred tax income / (expense)	(1,179)	3,487	(3,095)
Thereof effects from origination and reversal of temporary balance sheet differences	2,553	98	1,101
Thereof prior year adjustments	896	153	(31)
Thereof effects from (non-) recognition of deferred tax assets on tax loss and interest carryforwards	(4,628)	3,236	(4,166)
Total income tax expense	(15,534)	(11,734)	(6,597)

Schedule of effective income tax rate reconciliation

	Year ended June 30,
(in € thousands)	2021	2022	2023
Income (loss) before tax	(17,070)	3,836	(8,523)
Tax (expense) income based on expected group tax rate	4,697	(1,056)	2,364
Tax effects of:
Non-recognition of interest expenses due to interest cap	—	—	—
Utilization of interest expense carryforwards and recognition of related deferred tax assets	4,118	—	—
Non-deductible expenses (for local taxes)	(727)	(144)	(92)
Other non-deductible expenses	(19,412)	(14,229)	(8,693)
Tax free income	—	40	239
Tax rate difference between group and local tax rates and changes in tax rates	(420)	(194)	62
Prior year adjustments	155	295	(507)
(Non-) recognition on deferred tax assets on tax loss carryforwards, utilization of tax losses and tax credits without recognition of deferred tax assets	(4,064)	3,500	42
Others	120	53	(12)
Income tax expense	(15,534)	(11,734)	(6,597)
Effective total income tax rate (%)	91.0%	305.9%	77.4%